Related Party Transactions	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2020
Related Party Transactions
Note 5. Related Party Transactions

Note 5. Related Party Transactions

During the period ended September 30, 2018, Robert Bubeck, former CEO, paid $3,846 of expenses on behalf of the Company. The amount due to related party at both June 30, 2021 and September 30, 2020 is $3,846 and is due on demand and non-interest bearing.

During the nine months ended June 30, 2021 and during the year ended September 30, 2020, Robert Bubeck, former CEO, paid $13,500 and $3,370, respectively, of accrued expenses on behalf of the Company. Since these amounts to the shareholder are not expected to be repaid, they have been accounted for as additional paid-in capital in the accompanying financial statements.

During January 2021, in connection with the acquisition (Note 7), Robert Bubeck resigned as CEO and Brad White was appointed to serve as CEO.

The Company does not own or rent property. The Company’s office space is provided by an officer at no charge, the space is minimal, and the fair value of it is not material.